Revenue - Additional Information (Details) - USD ($) $ in Thousands	Dec. 23, 2021	Dec. 31, 2020
Other Current Liabilities
Disaggregation Of Revenue [Line Items]
Deferred revenue	$ 1,147	$ 1,210